SEGMENT INFORMATION - Assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total assets	$ 73,899	$ 73,961
Material reconciling items | Associates
Disclosure of operating segments [line items]
Total assets	5,529	4,825
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Total assets	42,466	42,415
Material reconciling items | Working capital adjustment and other
Disclosure of operating segments [line items]
Total assets	8,461	9,274
Operating segments
Disclosure of operating segments [line items]
Total assets	28,501	27,097
Operating segments | Utilities
Disclosure of operating segments [line items]
Total assets	7,640	6,184
Operating segments | Transport
Disclosure of operating segments [line items]
Total assets	8,451	8,601
Operating segments | Midstream
Disclosure of operating segments [line items]
Total assets	10,310	10,378
Operating segments | Data Infrastructure
Disclosure of operating segments [line items]
Total assets	3,331	3,405
Operating segments | Corporate
Disclosure of operating segments [line items]
Total assets	$ (1,231)	$ (1,471)